Financial instruments - Interest rate swaps hedge (Details) - Interest rate risks € in Thousands	Dec. 31, 2021 EUR (€) item	Jun. 30, 2019 EUR (€) item
Interest rate swap
Financial instruments
Number of swaps entered | item	2	2
Notional amount | €	€ 22,500	€ 48,250
Interest rate swap one
Financial instruments
Borrowings, swapped fixed rate	2.00%	0.17%
Interest rate swap two
Financial instruments
Borrowings, swapped fixed rate	1.12%	0.24%